UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund:  BlackRock Floating Rate Income Trust (BGT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 0.0%
Lear Corp.		402	$37,856
Construction & Engineering — 0.0%
USI United Subcontractors		8,067	153,282
Diversified Consumer Services — 0.2%
Cengage Thomson Learning		19,588	675,179
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		220,483	541,931
Ainsworth Lumber Co. Ltd. (a)(b)		62,685	154,075

			696,006
Software — 0.4%
HMH Holdings/EduMedia		75,047	1,314,073
Total Common Stocks — 0.8%			2,876,396

Asset-Backed Securities (b)(c)	Par (000)
ACAS CLO Ltd., Series 2012-1A, Class D, 5.08%, 9/20/23	USD	750	750,562
ALM Loan Funding, Series 2013-7RA:
Class C, 3.68%, 4/24/24		630	602,172
Class D, 5.23%, 4/24/24		550	522,833
ALM XIV Ltd., Series 2014-14A:
Class B, 3.18%, 7/28/26		563	553,331
Class C, 3.68%, 7/28/26		713	677,160
Apidos CDO XI, Series 2012-11A, Class D, 4.48%, 1/17/23		500	499,985
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24		500	480,462
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.73%, 1/20/25		450	451,590
Series 2013-1A, Class C, 4.23%, 2/14/25		250	246,541
Cent CLO LP, Series 2013-17A, Class C, 3.74%, 1/30/25		500	475,496
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23		575	570,486
ING Investment Management, Series 2012-2A, Class D, 4.78%, 10/15/22		950	951,535
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25		250	239,774
North End CLO Ltd., Series 2013-1A, Class D, 3.73%, 7/17/25		500	474,097
Asset-Backed Securities	Par (000)		Value
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.43%, 10/25/25	USD	750	$704,276
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23		500	501,388
Race Point CLO Ltd., Series 2012-6A, Class D, 4.73%, 5/24/23		675	675,074
Symphony CLO Ltd., Class D:
Series 2012-9A, 4.48%, 4/16/22		775	776,214
Series 2012-10A, 5.48%, 7/23/23		925	927,085
Total Asset-Backed Securities — 3.2%			11,080,061

Corporate Bonds
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		600	628,500
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,636,512

			2,265,012
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		410	407,950
4.88%, 3/15/19		263	264,315

			672,265
Capital Markets — 0.4%
Blackstone CQP Holdco LP, 2.32%, 3/18/19		504	502,955
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)		439	895,011

			1,397,966
Commercial Services & Supplies — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.98%, 12/01/17 (c)		179	177,658
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		418	427,575

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
United Rentals North America, Inc., 5.75%, 7/15/18	USD	210	$219,555

			824,788
Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (b)		232	226,780
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,010	1,070,600

			1,297,380
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		237	248,258
Diversified Financial Services — 0.3%
Ally Financial, Inc., 2.91%, 7/18/16 (c)		875	881,492
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc. (b):
3.82%, 1/15/18 (c)		607	611,553
6.13%, 1/15/21		337	348,795

			960,348
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		1,389	1,152,192
Household Durables — 0.0%
Berkline/Benchcraft LLC, 1.00%, 11/03/14 (a)(f)		400	—
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 6.00%, 1/15/22 (b)		212	223,660
Media — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		248	255,440
Numericable Group SA, 6.00%, 5/15/22 (b)		512	514,560

			770,000
Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		385	403,288
Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		535	553,725
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		135	138,881
Total Corporate Bonds — 3.4%			11,789,255
Floating Rate Loan Interests (c)	Par (000)		Value
Aerospace & Defense — 1.7%
DigitalGlobe, Inc., New Term Loan B, 3.75%, 1/31/20	USD	1,348	$1,345,916
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		725	712,312
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		512	509,229
Term Loan D, 3.75%, 6/04/21		525	519,488
TransUnion LLC, New Term Loan, 4.00%, 4/09/21		2,908	2,896,285

			5,983,230
Air Freight & Logistics — 0.5%
Ceva Group PLC, Synthetic LC, 6.50%, 3/19/21		450	434,201
Ceva Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		473	461,867
Ceva Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		82	79,632
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		653	637,057

			1,612,757
Airlines — 0.5%
Northwest Airlines, Inc.:
2.18%, 3/10/17		474	460,965
1.56%, 9/10/18		652	621,332
US Airways Group, Inc., New Term Loan B1, 3.50%, 5/23/19		693	689,105

			1,771,402
Auto Components — 3.8%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/28/17		1,586	1,589,197
2nd Lien Term Loan, 10.50%, 1/29/18		650	606,125
Dayco Products LLC, New Term Loan B, 5.25%, 12/12/19		968	967,575
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		900	891,425
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		5,420	5,369,215
The Goodyear Tire & Rubber Co., New 2nd Lien Term Loan, 4.75%, 4/30/19		1,705	1,709,791
GPX International Tire Corp., Term Loan (a)(f):
PIK, 13.00%, 3/30/12		4	—
12.25%, 3/31/12		274	—

2	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Auto Components (concluded)
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18	USD	1,282	$1,283,242
UCI International, Inc., New Term Loan B, 5.50%, 7/26/17		917	917,896

			13,334,466
Automobiles — 0.3%
Chrysler Group LLC:
2018 Term Loan B, 3.25%, 12/31/18		504	499,204
New Term Loan B, 3.50%, 5/24/17		524	521,687

			1,020,891
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		876	879,978
2nd Lien Term Loan, 8.25%, 6/03/21		184	187,756

			1,067,734
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan, 0.00%, 3/01/11 (a)(f)		1,000	—
Building Products — 3.1%
Continental Building Products LLC, 1st Lien Term Loan, 4.25%, 8/28/20		1,018	1,012,492
CPG International, Inc., New Term Loan, 4.75%, 9/30/20		2,514	2,501,423
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		893	883,835
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,067	1,058,434
Nortek, Inc., New Term Loan, 3.75%, 10/30/20		1,280	1,276,403
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		618	612,265
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,098	1,095,242
United Subcontractors, Inc., Term Loan, 4.24%, 6/30/15		214	203,704
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		512	507,941
Floating Rate Loan Interests (c)	Par (000)		Value
Building Products (concluded)
Wilsonart LLC (concluded):
Term Loan B, 4.00%, 10/31/19	USD	1,532	$1,518,274

			10,670,013
Capital Markets — 0.5%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		635	621,046
Term Loan B, 6.75%, 4/30/18		805	795,625
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		491	489,628

			1,906,299
Chemicals — 4.6%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		593	592,743
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		308	307,546
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		1,921	1,907,559
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		71	71,292
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		356	356,239
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		697	695,629
2nd Lien Term Loan, 8.25%, 5/30/20		295	293,525
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		1,260	1,261,388
INEOS US Finance LLC:
3 Year Term Loan, 2.20%, 5/04/15		229	228,995
6 Year Term Loan, 3.75%, 5/04/18		522	518,599
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		747	746,052
Minerals Technology, Inc., Term Loan B, 4.00%, 5/09/21		1,375	1,377,585
Momentive Performance Materials, Inc., DIP Term Loan B, 4.00%, 4/15/15		275	273,969
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,175	1,172,068
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		845	848,701

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Chemicals (concluded)
OXEA Finance LLC (concluded):
Term Loan B2, 4.25%, 1/15/20	USD	1,419	$1,412,179
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		413	413,901
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/02/21		945	937,620
2nd Lien Term Loan, 7.75%, 7/02/22		880	875,054
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		351	350,132
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.00%, 3/19/20		945	944,307
Univar, Inc., Term Loan B, 5.00%, 6/30/17		603	602,318

			16,187,401
Commercial Services & Supplies — 5.3%
ADS Waste Holdings, Inc., New Term Loan, 3.75%, 10/09/19		1,884	1,870,610
ARAMARK Corp., Term Loan E, 3.25%, 9/07/19		1,746	1,726,720
AWAS Finance Luxembourg 2012 SA, New Term Loan, 3.50%, 7/16/18		240	239,564
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.75%, 11/26/20		2,313	2,310,784
Catalent Pharma Solutions, Inc., New Term Loan, 6.50%, 12/29/17		300	300,750
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21		1,850	1,860,175
2nd Lien Term Loan, 8.00%, 5/14/22		900	908,154
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		827	823,550
Koosharem LLC, Exit Term Loan, 7.50%, 4/29/20		1,450	1,456,351
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		812	811,126
2nd Lien Term Loan, 9.00%, 4/20/20		528	530,826
OSG International, Inc., Exit Term Loan B, 1.00%, 7/22/19		51	51,412
Protection One, Inc., Term Loan, 4.25%, 3/21/19		1,196	1,194,304
Floating Rate Loan Interests (c)	Par (000)		Value
Commercial Services & Supplies (concluded)
Spin Holdco, Inc., New Term Loan B, 4.25%, 11/14/19	USD	2,544	$2,528,007
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		575	574,644
West Corp., Term Loan B10, 3.25%, 6/30/18		1,405	1,388,021

			18,574,998
Communications Equipment — 3.1%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		3,117	3,108,187
Applied Systems, Inc.:
New 1st Lien Term Loan, 4.25%, 1/25/21		458	455,869
New 2nd Lien Term Loan, 7.50%, 1/23/22		230	232,185
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17		844	815,516
CommScope, Inc., Term Loan B3, 2.73%, 1/21/17		419	418,509
Telesat Canada, Term Loan A, 4.37%, 3/24/17	CAD	2,637	2,406,397
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	3,281	3,253,958

			10,690,621
Construction & Engineering — 0.4%
BakerCorp International, Inc., New Term Loan, 4.25%, 2/14/20		560	547,473
Centaur Acquisition LLC, New 2nd Lien Term Loan, 8.75%, 2/15/20		745	753,381

			1,300,854
Construction Materials — 1.6%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20		587	587,537
2nd Lien Term Loan, 8.25%, 11/21/21		320	324,800
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		4,466	4,458,380
McJunkin Red Man Corp., New Term Loan, 5.00%, 11/08/19		397	397,000

			5,767,717
Containers & Packaging — 0.8%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		564	561,006
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		1,676	1,660,927

4	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Containers & Packaging (concluded)
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21	USD	475	$473,518

			2,695,451
Distributors — 1.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,834	2,808,794
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		888	886,972
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		493	489,422
VWR Funding, Inc., Term Loan, 3.41%, 4/03/17		724	721,204

			4,906,392
Diversified Consumer Services — 3.3%
Allied Security Holdings LLC:
New 1st Lien Term Loan, 4.25%, 2/12/21		1,761	1,751,015
New 2nd Lien Term Loan, 8.00%, 8/13/21		254	252,425
Bright Horizons Family Solutions, Inc., New Term Loan B, 3.75%, 1/30/20		1,482	1,476,866
Fitness International LLC, Term Loan B, 5.50%, 7/01/20		680	673,764
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		138	137,533
New Term Loan B, 4.00%, 11/06/20		539	537,628
Iglo Foods Midco Ltd., Term Loan B, 4.35%, 6/30/20	EUR	2,620	3,506,263
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	655	638,674
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		1,635	1,611,832
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		1,234	972,293

			11,558,293
Diversified Financial Services — 2.8%
AssuredPartners Capital, Inc.:
1st Lien Term Loan, 4.50%, 3/31/21		910	905,450
2nd Lien Term Loan, 7.75%, 4/04/22		275	274,541
Mauser Industrieverpackungen GmbH, 1st Lien Term Loan, 1.00%, 6/04/21		100	99,438
Floating Rate Loan Interests (c)	Par (000)		Value
Diversified Financial Services (concluded)
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18	USD	235	$235,242
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,567	1,568,112
SIG Euro Holdings AG & Co. KG, 2013 Term Loan, 4.25%, 12/02/18	EUR	4,925	6,629,782

			9,712,565
Diversified Telecommunication Services — 3.7%
Consolidated Communications, Inc., New Term Loan B, 4.25%, 12/23/20	USD	1,852	1,852,669
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,444	1,450,511
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/22/20		685	696,131
Term Loan B, 5.25%, 2/22/19		1,220	1,222,233
Level 3 Financing, Inc.:
2020 Term Loan B, 4.00%, 1/15/20		4,225	4,208,269
New 2019 Term Loan, 4.00%, 8/01/19		560	558,460
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		1,183	1,178,014
US Telepacific Corp., New Term Loan B, 5.75%, 2/23/17		1,869	1,872,625

			13,038,912
Electric Utilities — 1.1%
American Energy — Marcellus LLC, 1st Lien Term Loan, 5.25%, 6/20/20		1,073	1,068,710
American Energy — Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		262	276,206
2nd Lien Term Loan, 5.50%, 9/30/18		612	661,059
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16		870	869,461
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		1,031	1,037,004

			3,912,440
Electrical Equipment — 1.5%
Southwire Co., Term Loan, 3.25%, 2/10/21		613	609,960

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Electrical Equipment (concluded)
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16	USD	1,560	$1,569,715
Extended Term Loan, 4.65%, 10/10/17 (a)(f)		4,025	3,061,012

			5,240,687
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC, New Term Loan, 3.25%, 4/29/20		2,605	2,569,013
Energy Equipment & Services — 0.6%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		975	974,152
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		959	957,634

			1,931,786
Food & Staples Retailing — 2.4%
Alliance Boots Holdings Ltd., Term Loan B1, 3.48%, 7/09/15	GBP	3,381	5,699,574
New Albertson’s, Inc., Term Loan, 4.75%, 6/25/21	USD	900	903,924
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		540	547,652
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,079	1,075,205

			8,226,355
Food Products — 3.5%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		534	535,091
CTI Foods Holding Co. LLC, New 1st Lien Term Loan, 4.50%, 6/29/20		516	513,520
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25%, 2/18/21		1,348	1,336,994
Diamond Foods, Inc., New Term Loan, 4.25%, 8/20/18		1,827	1,821,011
Dole Food Co., Inc., New Term Loan B, 4.50%, 11/01/18		1,473	1,468,567
GFA Brands, Inc., New Term Loan B, 5.00%, 7/09/20		292	291,808
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		1,325	1,322,933
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,016	1,023,025
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		1,039	1,029,125
Term Loan G, 3.25%, 4/29/20		995	985,351
Floating Rate Loan Interests (c)	Par (000)		Value
Food Products (concluded)
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%-7.75%, 5/01/19	USD	1,491	$1,442,663
2nd Lien Term Loan, 10.75%, 11/01/19		725	645,250

			12,415,338
Health Care Equipment & Supplies — 6.2%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		2,084	2,076,133
2nd Lien Term Loan, 8.25%, 11/30/20		885	894,585
Biomet, Inc., Term Loan B2, 3.66%-3.73%, 7/25/17		1,361	1,358,696
Capsugel Holdings US, Inc., New Term Loan B, 3.50%, 8/01/18		1,016	1,009,239
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		2,293	2,294,623
Fresenius SE & Co. KGaA, Term Loan B:
Incremental, 2.46%, 6/30/19	EUR	318	425,612
2.23%, 8/07/19	USD	1,354	1,352,373
The Hologic, Inc., New Term Loan B, 3.25%, 8/01/19		2,193	2,180,858
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,712	1,713,604
Kinetic Concepts, Inc., Term Loan E1, 4.00%, 5/04/18		318	316,276
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,426	1,418,409
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		332	316,355
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		1,600	1,600,000
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		1,679	1,652,352
2nd Lien Term Loan, 6.75%, 3/07/22		325	318,906
Onex Carestream Finance LP, 2nd Lien Term Loan, 9.50%, 12/07/19		332	337,595
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,450	2,443,875

			21,709,491
Health Care Providers & Services — 7.0%
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		900	877,500
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		1,575	1,566,211

6	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Providers & Services (concluded)
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21	USD	800	$797,200
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		650	652,010
Care UK Health & Social Care PLC, 1,774.79%-5.56%, 7/15/19 (c)	GBP	482	799,520
CHG Buyer Corp., New Term Loan, 4.25%, 11/19/19	USD	1,052	1,050,975
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		5,254	5,258,854
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,102	1,098,373
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		5,935	5,918,798
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		630	631,025
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		913	912,186
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		534	543,063
HCA, Inc., Extended Term Loan B4, 2.98%, 5/01/18		328	326,890
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		540	540,340
2nd Lien Term Loan, 8.75%, 2/14/22		195	197,681
inVentiv Health, Inc., Incremental Term Loan B3, 7.75%-8.50%, 5/15/18		241	240,733
MPH Acquisition Holdings LLC, Term Loan, 4.00%, 3/31/21		1,365	1,357,463
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21		404	403,103
Surgery Center Holdings, Inc., New 1st Lien Term Loan, 1.00%, 7/09/20		597	597,433
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		842	835,887

			24,605,245
Health Care Technology — 0.9%
IMS Health, Inc., New Term Loan, 3.50%, 3/17/21		2,005	1,989,938
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,172	1,167,194

			3,157,132
Hotels, Restaurants & Leisure — 10.3%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		856	855,269
Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Belmond Interfin Ltd., Term Loan B, 4.00%, 3/21/21	USD	1,327	$1,329,169
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		706	705,340
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		1,885	1,899,423
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 6.95%, 1/26/18		95	87,635
Term Loan B7, 9.75%, 3/01/17		1,445	1,415,493
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		3,149	3,148,800
CCM Merger, Inc., New Term Loan B, 4.50%, 7/18/21		1,035	1,029,825
Dave & Buster’s, Inc., New Term Loan, 4.50%, 7/25/20		505	504,687
Diamond Resorts Corp., New Term Loan, 5.50%, 5/09/21		1,425	1,426,781
Dunkin Brands, Inc., Term Loan B4, 3.25%, 2/07/21		882	863,785
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		265	267,981
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		745	748,725
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		3,478	3,454,249
Intrawest ULC, Term Loan, 5.50%, 11/26/20		781	785,957
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		6,512	6,483,638
Las Vegas Sands LLC, New Term Loan B, 3.25%, 12/19/20		2,284	2,275,190
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,165	2,147,820
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		1,134	1,130,156
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		1,077	1,075,517
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		790	791,730
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		308	307,770
Term Loan B, 4.25%, 2/19/19		842	840,089
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		575	588,081

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Travelport LLC (concluded):
Refinancing Term Loan, 6.25%, 6/26/19	USD	659	$666,371
Twin River Management Group, Inc., New Term Loan B, 5.25%, 7/10/20		690	689,427
Wendy’s International, Inc., New Term Loan B, 3.25%, 5/15/19		575	572,494

			36,091,402
Household Products — 1.1%
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19		1,690	1,685,701
Prestige Brands, Inc., New Term Loan, 3.75%, 1/31/19		797	796,665
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/07/17		572	572,144
Term Loan C, 3.50%, 9/04/19		901	899,149

			3,953,659
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		558	558,852
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		830	831,174

			1,390,026
Industrial Conglomerates — 0.7%
Sequa Corp., New Term Loan B, 5.25%, 6/19/17		2,564	2,525,975
Insurance — 2.3%
Alliant Holdings I, Inc., New Term Loan B, 4.25%, 12/20/19		1,105	1,103,162
Asurion LLC:
New 2nd Lien Term Loan, 8.50%, 3/03/21		410	419,910
New Term Loan B1, 5.00%, 5/24/19		1,223	1,225,784
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/18		1,378	1,376,079
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,104	1,056,936
2nd Lien Term Loan C, 8.25%, 10/16/20		530	503,500
Sedgwick, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,172	1,148,410
Floating Rate Loan Interests (c)	Par (000)		Value
Insurance (concluded)
Sedgwick, Inc. (concluded):
2nd Lien Term Loan, 6.75%, 2/28/22	USD	1,230	$1,226,408

			8,060,189
Internet Software & Services — 1.6%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,163	1,156,072
Go Daddy Operating Co. LLC, New Term Loan B, 4.75%, 5/13/21		1,575	1,567,865
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		1,225	1,226,911
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,076	1,062,920
2nd Lien Term Loan, 9.25%, 9/11/20		419	417,903

			5,431,671
IT Services — 5.2%
Ceridian Corp., New Term Loan B, 4.41%, 5/09/17		1,679	1,678,818
First Data Corp.:
New 2018 Extended Term Loan, 3.67%, 3/23/18		7,645	7,571,549
New 2018 Term Loan, 3.67%, 3/23/18		730	720,875
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		1,151	1,153,186
InfoGroup, Inc., New Term Loan, 7.50%, 5/25/18		314	294,700
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		3,384	3,370,378
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		973	962,837
SunGard Data Systems, Inc.:
Term Loan C, 3.91%, 2/28/17		925	926,739
Term Loan E, 4.00%, 3/08/20		170	170,031
Vantiv LLC, 2014 Term Loan B, 3.75%, 5/12/21		1,235	1,235,519

			18,084,632
Leisure Products — 0.4%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		977	974,859

8	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Leisure Products (concluded)
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19	USD	505	$507,021

			1,481,880
Machinery — 3.7%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		286	288,692
Refinancing Term Loan, 4.25%, 12/10/18		903	904,702
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		719	719,363
Term Loan B3, 4.25%, 8/28/20		218	218,063
Gardner Denver, Inc.:
4.25%, 7/30/20		2,357	2,343,902
4.75%, 7/30/20	EUR	330	442,969
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20	USD	885	869,857
Husky Injection Molding Systems Ltd., New Term Loan B, 4.25%, 6/30/21		195	194,792
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		1,179	1,176,562
Mirror Bidco Corp., New Term Loan, 4.25%, 12/28/19		1,049	1,047,767
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		549	552,481
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,501	1,497,032
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,768	1,758,314
STS Operating, Inc., Term Loan, 4.75%, 2/19/21		419	421,045
Wabash National Corp., Term Loan B, 4.50%, 5/08/19		511	511,503

			12,947,044
Media — 13.0%
Acosta, Inc., New Term Loan B, 3.41%, 3/02/18		114	114,366
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,564	1,560,088
Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.50%, 6/06/20		685	691,850
CBS Outdoor Americas Capital LLC, Term Loan B, 3.00%, 1/31/21		455	451,396
Cengage Learning Acquisitions, Inc.:
0.00%, 7/03/15		1,101	—
Floating Rate Loan Interests (c)	Par (000)		Value
Media (continued)
Cengage Learning Acquisitions, Inc. (concluded):
1st Lien Term Loan, 0.00%, 7/03/15	USD	195	—
1st Lien Term Loan, 7.00%, 3/31/20		3,681	$3,697,633
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		843	833,848
Term Loan D, 6.91%, 1/30/19		4,332	4,244,556
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		1,117	1,116,234
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		123	118,227
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		760	757,386
Hemisphere Media Holdings LLC, Term Loan B, 6.25%, 7/30/20		1,213	1,210,350
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		824	826,041
IMG Worldwide Holdings LLC:
1st Lien Term Loan, 5.25%, 5/06/21		1,420	1,407,930
2nd Lien Term Loan, 8.25%, 5/01/22		560	554,865
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,622	2,612,069
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		910	910,227
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		390	394,875
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		303	300,064
MCC Iowa LLC:
Term Loan I, 2.63%, 6/30/17		670	668,325
Term Loan J, 3.75%, 6/30/21		325	324,324
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		1,039	1,039,982
Mediacom Communications Corp., Term Loan F, 2.63%, 3/31/18		509	503,638
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/13/21		830	830,000
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		349	356,414
Incremental Term Loan, 4.25%, 1/22/20		1,414	1,410,322

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Media (concluded)
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20	USD	1,357	$1,358,618
Term Loan B2, 4.50%, 5/21/20		1,174	1,175,391
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,026	1,027,232
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,510	1,489,237
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,145	1,127,299
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		2,488	2,478,172
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,112	2,097,845
UPC Financing Partnership, Term Loan AG, 3.85%, 3/31/21	EUR	910	1,222,678
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	815	807,730
Term Loan E, 4.25%, 6/30/23	GBP	1,105	1,870,533
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	1,095	1,095,981
Ziggo BV:
Term Loan B1A, 3.25%, 1/15/22		1,108	1,086,201
Term Loan B2A, 3.25%, 1/15/22		719	704,646
Term Loan B3, 2.75%, 1/15/22		1,182	1,158,890

			45,635,463
Metals & Mining — 1.8%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		495	504,900
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		980	974,564
FMG Resources August 2006 Property Ltd., New Term Loan B, 3.75%, 6/30/19		1,460	1,450,672
Novelis, Inc., New Term Loan, 3.75%, 3/10/17		1,583	1,581,712
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,599	1,638,591

			6,150,439
Multiline Retail — 1.8%
99¢ Only Stores, New Term Loan, 4.50%, 1/11/19		1,125	1,126,653
BJ’s Wholesale Club, Inc.:
New 1st Lien Term Loan, 4.50%, 9/26/19		1,084	1,077,031
Floating Rate Loan Interests (c)	Par (000)		Value
Multiline Retail (concluded)
BJ’s Wholesale Club, Inc. (concluded):
New 2nd Lien Term Loan, 8.50%, 3/26/20	USD	375	$379,688
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20		1,045	1,051,197
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,650	2,634,832

			6,269,401
Oil, Gas & Consumable Fuels — 3.5%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,135	1,110,946
Drillships Ocean Ventures Inc., Term Loan B, 5.50%, 7/18/21		1,775	1,780,911
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,170	1,162,687
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		824	821,266
2nd Lien Term Loan, 8.38%, 9/30/20		360	367,020
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		515	519,018
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		304	302,551
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		865	886,625
Panda Temple II Power LLC, New Term Loan B, 7.25%, 4/03/19		940	963,500
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		285	277,875
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		675	672,894
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 7/15/21		720	723,132
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 7/16/21		580	581,815
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		886	887,215
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		1,045	1,043,883

10	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
WTG Holdings III Corp. (concluded):
2nd Lien Term Loan, 8.50%, 1/15/22	USD	85	$85,177

			12,186,515
Pharmaceuticals — 6.1%
Akorn, Inc.:
Incremental Term Loan, 1.00%, 4/16/21		425	424,469
Term Loan B, 4.50%, 4/16/21		940	937,650
Amneal Pharmaceuticals LLC, New Term Loan, 4.75%-6.00%, 11/01/19		640	641,366
Catalent Pharma Solutions, Inc., Term Loan B, 4.50%, 5/20/21		2,175	2,179,524
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		512	509,480
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 2/28/21		718	713,352
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.16%, 2/27/21		3,207	3,190,190
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		975	964,645
Mallinckrodt International Finance SA, Term Loan:
3.50%, 7/17/21		880	873,673
B, 3.50%, 3/19/21		1,416	1,407,300
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		2,279	2,268,368
Pharmaceutical Product Development LLC, New Term Loan B, 4.00%, 12/05/18		2,594	2,586,779
Prescrix, Inc., 2nd Lien Term Loan, 8.00%, 5/02/22		165	165,206
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		1,280	1,273,305
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		975	971,901
Series D2 Term Loan B, 3.75%, 2/13/19		943	940,185
Series E Term Loan B, 3.75%, 8/05/20		1,158	1,153,673

			21,201,066
Professional Services — 3.3%
Amaya BV:
1st Lien Term Loan, 5.00%, 7/16/21		510	504,584
Floating Rate Loan Interests (c)		Par (000)	Value
Professional Services (concluded)
Amaya BV (concluded):
2nd Lien Term Loan, 8.00%, 6/12/22	USD	3,550	$3,576,625
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,259	1,255,096
Intertrust Group Holding BV:
2nd Lien Term Loan, 8.00%, 4/16/22		725	727,414
Term Loan B4, 4.46%, 4/16/21	EUR	1,000	1,346,375
Karman Buyer Corp.:
1st Lien Term Loan, 1.00%, 6/26/21	USD	871	865,742
2nd Lien Term Loan, 1.00%, 6/26/22		790	789,407
Delayed Draw Term Loan, 1.00%, 7/09/21		29	28,858
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,116	1,135,403
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,483	1,467,723

			11,697,227
Real Estate Management & Development — 1.3%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,396	1,393,684
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		168	167,215
New Term Loan B, 3.75%, 3/05/20		2,891	2,862,256

			4,423,155
Road & Rail — 1.3%
RAC Finance Ltd.:
Term Loan B, 5.29%-5.31%, 9/30/18	GBP	1,182	1,994,598
Term Loan D, 5.31%, 10/29/19		500	843,398
Road Infrastructure Investment LLC:
New 1st Lien Term Loan, 4.25%, 3/31/21	USD	1,242	1,238,013
New 2nd Lien Term Loan, 7.75%, 9/21/21		600	593,502

			4,669,511
Semiconductors & Semiconductor Equipment — 1.6%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		2,860	2,851,420

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20	USD	1,396	$1,387,402
Term Loan B5, 5.00%, 1/15/21		432	431,556
NXP BV, Term Loan D, 3.25%, 1/11/20		863	853,761

			5,524,139
Software — 4.3%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		1,431	1,420,083
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		400	402,668
New Term Loan B, 4.25%-5.50%, 11/01/19		1,094	1,091,502
Infor (US), Inc., Term Loan B3, 3.75%, 6/03/20		534	527,200
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,703	2,674,899
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		542	519,178
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		309	310,128
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,121,946
Mitchell International, Inc.:
New 1st Lien Term Loan, 4.50%, 10/12/20		1,359	1,356,761
New 2nd Lien Term Loan, 8.50%, 10/11/21		1,000	1,011,880
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 6/30/21		710	694,912
RP Crown Parent LLC, 2013 Term Loan, 6.00%, 12/21/18		958	960,574
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/29/21		419	419,126
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		2,024	2,015,433
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		445	446,482

			14,972,772
Specialty Retail — 4.5%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,260	1,260,673
Burlington Coat Factory Warehouse Corp., New Term Loan B2, 4.25%, 2/23/17		348	345,784
Equinox Holdings, Inc., Repriced Term Loan B, 4.25%, 1/31/20		646	645,989
General Nutrition Centers, Inc., New Term Loan, 3.25%, 3/04/19		1,567	1,549,721

Floating Rate Loan Interests (c)		Par (000)	Value
Specialty Retail (concluded)
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18	USD	70	$57,183
Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.75%, 7/26/19		963	964,609
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		1,105	1,094,928
Leslie’s Poolmart, Inc., New Term Loan, 4.25%, 10/16/19		1,228	1,225,172
Michaels Stores, Inc.:
Incremental Term Loan, 4.00%, 1/28/20		1,785	1,773,094
New Term Loan, 3.75%, 1/28/20		901	893,414
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,629	2,600,782
Petco Animal Supplies, Inc., New Term Loan, 4.00%, 11/24/17		1,833	1,831,783
Things Remembered, Inc., New Term Loan B, 8.00%, 5/24/18		1,008	1,002,513
Toys ‘R’ Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		466	384,327
Term Loan B3, 5.25%, 5/25/18		98	80,661

			15,710,633
Textiles, Apparel & Luxury Goods — 2.1%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		1,322	1,323,339
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,405	1,391,278
J. Crew Group, Inc., New Term Loan B, 4.00%, 3/05/21		1,476	1,438,477
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		1,340	1,328,275
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 1/08/20		495	495,411
Term Loan B, 4.75%, 10/08/19		580	583,381
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		931	932,808

			7,492,969
Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		1,187	1,191,376
Wireless Telecommunication Services — 0.8%
Crown Castle Operating Co., Term Loan B2, 3.00%, 1/31/21		1,214	1,203,691

12	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Wireless Telecommunication Services (concluded)
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20	USD	1,614	$1,605,970

			2,809,661
Total Floating Rate Loan Interests — 133.0%			465,468,288

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)(c)		813	832,854

Investment Companies	Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		34	512
Eaton Vance Senior Income Trust		8,925	60,244
Total Investment Companies — 0.0%			60,756

Other Interests (g)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow	USD	500	4,375
Construction Materials — 0.0%
USI Senior Holdings		8	—
Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests, (Acquired 11/18/13, cost $837,898) (h)		12	136,453
J.G. Wentworth LLC Preferred Equity Interests (180-day lock), (Acquired 11/18/13, cost $837,899) (h)		12	136,442

			272,895
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		6,155	—
Total Other Interests — 0.1%			277,270

Warrants (i)	Shares	Value
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)	166	—
Media — 0.0%
New Vision Holdings LLC (Expires 9/30/14)	22,447	$1,215
Software — 0.0%
Bankruptcy Management Solutions, Inc.:
(Expires 6/28/18)	181	—
(Expires 6/28/19)	195	—
(Expires 6/28/20)	292	—
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,501	6,046

		6,046
Total Warrants — 0.0%		7,261
Total Long-Term Investments (Cost — $494,966,462) — 140.7%		492,392,141

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (j)(k)	4,257,286	4,257,286
Total Short-Term Securities (Cost — $4,257,286) — 1.2%		4,257,286

Options Purchased
(Cost — $25,422) — 0.0%		—
Total Investments (Cost — $499,249,170*) — 141.9%		496,649,427
Liabilities in Excess of Other Assets — (41.9)%		(146,693,061)

Net Assets — 100.0%		$349,956,366
* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$500,925,248

Gross unrealized appreciation		$4,032,581
Gross unrealized depreciation		(8,308,402)

Net unrealized depreciation		$(4,275,821)

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Restricted security as to resale. As of report date, the Trust held restricted securities with a current value of $272,895 and an original cost of $1,675,797 which was 0.1% of its net assets.

(i)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(j)	Represents the current yield as of report date.

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,378,158	879,128	4,257,286	$365

Portfolio Abbreviations

CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
USD	U.S. Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Forward foreign currency exchange contracts outstanding as of July 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	700,000	USD	1,195,569	Deutsche Bank AG	10/21/14	$(14,531)
GBP	150,000	USD	255,768	Goldman Sachs Bank USA	10/21/14	(2,689)
USD	2,820,325	CAD	3,038,000	UBS AG	10/21/14	39,387
USD	13,096,750	EUR	9,680,000	Citibank N.A.	10/21/14	131,329
USD	12,466,602	GBP	7,296,000	Bank of America N.A.	10/21/14	156,816
Total						$310,312

14	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	OTC options purchased as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/21/19	26	—

•	OTC credit default swaps — sold protection outstanding as of July 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums (Received)	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD 189	$(82,638)	$(29,321)	$(53,317)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD 91	(39,821)	(12,661)	(27,160)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD 319	(139,681)	(55,535)	(84,146)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD 131	(61,595)	(20,183)	(41,412)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD 131	(61,595)	(20,183)	(41,412)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	LCCC-	USD 385	(180,914)	(56,502)	(124,412)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD 73	(34,217)	(8,333)	(25,884)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD 350	(176,237)	(57,386)	(118,851)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD 43	(22,839)	(10,255)	(12,584)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD 1,126	(605,273)	(180,389)	(424,884)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD 238	(137,218)	(48,942)	(88,276)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD 339	(202,445)	(75,947)	(126,498)
Total						$(1,744,473)	$(575,637)	$(1,168,836)

[1] Using S&P’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,849,570	$1,230,491	$11,080,061
Common Stocks	$579,787	2,143,327	153,282	2,876,396
Corporate Bonds	—	11,286,300	502,955	11,789,255
Floating Rate Loan Interests	—	421,305,926	44,162,362	465,468,288
Investment Companies	60,756	—	—	60,756
Non-Agency Mortgage-Backed Securities	—	832,854	—	832,854
Other Interests	272,895	—	4,375	277,270
Warrants	—	6,046	1,215	7,261
Short-Term Securities	4,257,286	—	—	4,257,286
Unfunded Loan Commitments	—	—	228	228
Liabilities:
Unfunded Loan Commitments	—	(5,526)	—	(5,526)

Total	$5,170,724	$445,418,497	$46,054,908	$496,644,129

16	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$327,532	—	$327,532
Liabilities:
Foreign currency exchange contracts	—	(17,220)	—	(17,220)
Credit contracts	—	(1,168,836)	—	(1,168,836)

Total	—	$(858,524)	—	$(858,524)

[1] Derivative financial instruments are swaps and forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$363,226	—	—	$363,226
Cash pledged as collateral for OTC derivatives	1,200,000	—	—	1,200,000
Foreign currency at value	21,173	—	—	21,173
Liabilities:
Bank bond payable	—	(129,000,000)	—	(129,000,000)

Total	$1,584,399	(129,000,000)	—	$(127,415,601)

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014	17

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments Assets	Unfunded Loan Commitments (Liabilities)	Total
Assets:
Opening Balance, as of October 31, 2013	$14,250,070	$2,637,960	—	$28,839,567	$1,426,986	$1,548	$14,706	$(902)	$47,169,935
Transfers into Level 3[1]	—	—	—	15,949,291	—	—	—	—	15,949,291
Transfers out of Level 3[2]	(10,429,567)	(1,289,973)	—	(3,360,656)	—	—	(14,706)	—	(15,094,902)
Accrued discounts/premiums	12,662	—	$(42)	76,237	—	—	—	—	88,857
Net realized gain (loss)	255,059	1,318,544	—	60,267	1,361,240	—	—	—	2,995,110
Net change in unrealized appreciation/ depreciation[3,4]	(238,574)	(620,997)	(3,114)	(266,058)	1,098,585	(333)	228	902	(29,361)
Purchases	1,230,491	—	506,111	17,582,866	—	—	—	—	19,319,468
Sales	(3,849,650)	(1,892,252)	—	(14,719,152)	(3,882,436)	—	—	—	(24,343,490)

Closing Balance, end of period July 31, 2014	$1,230,491	$153,282	$502,955	$44,162,362	$4,375	$1,215	$228	—	$46,054,908

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014	$(530)	$266,098	$(3,114)	$(181,591)	$1,875	$5,712	—	—	$88,450

[1]

As of October 31, 2013, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2014, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $15,949,292 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of October 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $15,080,196 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

18	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: September 25, 2014